Quarterly Financial Data (Unaudited) (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 27,585	$ 26,298	$ 25,548	$ 24,094	$ 23,487	$ 22,904	$ 22,871	$ 21,758	$ 22,078	$ 21,454	$ 20,877	$ 20,337	$ 103,525	$ 91,020	$ 84,746
Interest expense	4,606	3,656	3,097	2,659	2,439	2,332	2,094	2,024	1,990	2,077	2,106	2,111	14,018	8,889	8,284
Net interest income	22,979	22,642	22,451	21,435	21,048	20,572	20,777	19,734	20,088	19,377	18,771	18,226	89,507	82,131	76,462
Provision for loan losses	1,097	1,088	1,090	1,023	436	436	420	389	89	141	82	67	4,298	1,681
Earnings before income taxes	10,708	10,718	9,798	10,153	10,694	10,438	11,386	10,362	10,120	11,095	10,162	9,097	41,377	42,880	40,474
Net earnings	$ 9,833	$ 7,972	$ 7,309	$ 7,480	$ 3,574	$ 6,469	$ 6,988	$ 6,495	$ 6,802	$ 6,918	$ 6,270	$ 5,643	$ 32,594	$ 23,526	$ 25,633
Basic earnings per common share (in dollars per share)	$ 0.93	$ 0.75	$ 0.69	$ 0.71	$ 0.34	$ 0.62	$ 0.67	$ 0.63	$ 0.66	$ 0.67	$ 0.61	$ 0.55	$ 3.09	$ 2.26	$ 2.49
Diluted earnings per common share (in dollars per share)	$ 0.92	$ 0.75	$ 0.69	$ 0.71	$ 0.34	$ 0.62	$ 0.67	$ 0.63	$ 0.66	$ 0.67	$ 0.61	$ 0.55	$ 3.08	$ 2.26	$ 2.49